SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

37. SUBSEQUENT EVENTS

a.	In January 2024, Telkomsel has paid the entire outstanding loans to BSI, Bank of China, and BJB amounting to Rp500 billion, Rp1,400 billion, and Rp500 billion, respectively.
b.	On March 27, 2024, the Company entered into credit agreement with Bank DBS amounting to Rp5,000 billion.